Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Net revenue	$ 1,751,000	$ 1,666,000	$ 6,297,000	$ 3,020,000	$ 4,118,000	$ 902,000
Cost of sales	1,690,000	1,816,000	5,968,000	3,728,000	4,913,000	1,622,000
Gross profit (loss)	61,000	(150,000)	329,000	(708,000)	(795,000)	(720,000)
Operating expenses:
Selling and administrative expenses	2,421,000	909,000	5,518,000	2,378,000	3,462,000	2,404,000
Research and development	1,364,000	483,000	2,892,000	1,441,000	1,956,000	1,052,000
Total operating expenses	3,785,000	1,392,000	8,410,000	3,819,000	5,418,000	3,456,000
Operating loss	(3,724,000)	(1,542,000)	(8,081,000)	(4,527,000)	(6,213,000)	(4,176,000)
Other income (expense):
Change in fair value of derivative liabilities					0	14,000
Interest expense	(90,000)	(211,000)	(1,058,000)	(512,000)	(752,000)	(273,000)
Net loss	$ (3,814,000)	$ (1,753,000)	$ (9,139,000)	$ (5,039,000)	$ (6,965,000)	$ (4,435,000)
Net loss per share - basic and diluted (in dollars per share)	$ (0.08)	$ (0.07)	$ (0.22)	$ (0.20)	$ (0.27)	$ (0.18)
Weighted average number of common shares outstanding - basic and diluted (in shares)	50,769,673	25,112,349	41,054,334	25,142,039	25,394,262	24,544,605